UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7044

The Dreyfus Socially Responsible Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
September 30, 2011 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Consumer Discretionary--10.2%
Best Buy	65,100	1,516,830
Discovery Communications, Cl. A	84,600a	3,182,652
J.C. Penney	37,100b	993,538
Kohl's	68,200	3,348,620
Marriott International, Cl. A	88,200	2,402,568
McDonald's	12,175	1,069,208
Nordstrom	26,800	1,224,224
O'Reilly Automotive	19,200a	1,279,296
Staples	148,100	1,969,730
TJX	29,225b	1,621,111
Weight Watchers International	27,275	1,588,769
		20,196,546
Consumer Staples--8.9%
Clorox	31,200	2,069,496
Coca-Cola Enterprises	41,300	1,027,544
Costco Wholesale	56,300	4,623,356
Hershey	28,100	1,664,644
Hormel Foods	73,200	1,977,864
Procter & Gamble	41,725	2,636,185
Whole Foods Market	55,450	3,621,439
		17,620,528
Energy--5.7%
Denbury Resources	199,300a	2,291,950
Devon Energy	47,850	2,652,804
EnCana	34,600	664,666
Forest Oil	84,500a	1,216,800
ION Geophysical	315,500a,b	1,492,315
Nexen	141,725	2,195,320
Venoco	77,523a	682,978
		11,196,833
Financial--12.0%
Aflac	62,600	2,187,870
Berkshire Hathaway, Cl. B	33,600a	2,386,944

Comerica	70,800	1,626,276
Discover Financial Services	91,100	2,089,834
First Horizon National	172,120	1,025,835
KeyCorp	299,300	1,774,849
Nasdaq OMX Group	74,200a	1,716,988
Northern Trust	59,800	2,091,804
PNC Financial Services Group	44,150	2,127,588
State Street	38,500	1,238,160
T. Rowe Price Group	43,800	2,092,326
Travelers	41,450	2,019,858
Waddell & Reed Financial, Cl. A	50,450	1,261,755
		23,640,087
Health Care--14.0%
Amgen	30,875	1,696,581
AstraZeneca, ADR	41,050b	1,820,978
Becton Dickinson & Co.	30,275	2,219,763
Biogen Idec	36,700a	3,418,605
Bristol-Myers Squibb	135,100	4,239,438
CareFusion	48,400a	1,159,180
DaVita	26,500a	1,660,755
Gilead Sciences	58,550a	2,271,740
Humana	40,900	2,974,657
Kinetic Concepts	43,800a	2,885,982
Life Technologies	52,000a	1,998,360
Novartis, ADR	22,400	1,249,248
		27,595,287
Industrial--11.0%
Brink's	40,250b	938,227
Caterpillar	34,100	2,517,944
Cummins	28,500	2,327,310
Donaldson	22,325b	1,223,410
Eaton	45,600	1,618,800
Emerson Electric	50,925	2,103,712
Fluor	21,800	1,014,790
General Electric	293,400	4,471,416
Pitney Bowes	107,000	2,011,600
Ryder System	37,025	1,388,808
United Technologies	29,175	2,052,753
		21,668,770
Information Technology--25.0%

Accenture, Cl. A	19,800	1,043,064
Apple	13,650a	5,203,107
Applied Materials	189,400	1,960,290
Avnet	43,975a	1,146,868
CA	73,250	1,421,783
Cisco Systems	294,875	4,567,614
Dell	248,900a	3,521,935
EMC	115,625a	2,426,969
Hewlett-Packard	63,300	1,421,085
Intel	166,050	3,541,847
International Business Machines	45,475	7,959,489
Microsoft	311,900	7,763,191
Oracle	104,475	3,002,612
QUALCOMM	19,925	968,953
Symantec	75,350a	1,228,205
VistaPrint	26,300a	710,889
Western Union	88,425b	1,352,018
		49,239,919
Materials--6.1%
Alcoa	283,100	2,709,267
Ball	73,500	2,279,970
Domtar	28,300	1,929,211
Ecolab	41,200b	2,014,268
Reliance Steel & Aluminum	48,300	1,642,683
Sigma-Aldrich	24,000	1,482,960
		12,058,359
Telecommunications--2.7%
Metropcs Communications	210,300a	1,831,713
Verizon Communications	93,100	3,426,080
		5,257,793
Utilities--4.0%
Consolidated Edison	35,100	2,001,402
NextEra Energy	56,000	3,025,120
Sempra Energy	54,550	2,809,325
		7,835,847
Total Common Stocks
(cost $200,199,212)		196,309,969

Other Investment--.5%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,034,000)	1,034,000 [c]	1,034,000
Investment of Cash Collateral for
Securities Loaned--3.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,529,790)	6,529,790 [c]	6,529,790
Total Investments (cost $207,763,002)	103.4%	203,873,759
Liabilities, Less Cash and Receivables	(3.4%)	(6,651,205)
Net Assets	100.0%	197,222,554

ADR - American Depository Receipts
a	Non-income producing security.
b	Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $6,160,916 and the value of the collateral held by the fund was $6,529,790.
c	Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $207,763,002.

Net unrealized depreciation on investments was $3,889,243 of which $24,232,395 related to appreciated investment securities and $28,121,638 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	25.0
Health Care	14.0
Financial	12.0
Industrial	11.0
Consumer Discretionary	10.2
Consumer Staples	8.9
Materials	6.1
Energy	5.7
Utilities	4.0
Money Market Investments	3.8
Telecommunications	2.7
103.4

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	189,668,868	-	-	189,668,868
Equity Securities - Foreign+	6,641,101	-	-	6,641,101
Mutual Funds	7,563,790	-	-	7,563,790

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)